Segment reporting (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018		Jun. 30, 2017	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total revenue	$ 529,929,103	[1],[2]	$ 768,878,328
Total cost of revenue	(381,846,106)	[2]	(598,389,229)
Gross profit	148,082,997		170,489,099
Operating income/(loss)	61,292,970		87,090,371
Total assets	8,148,820,420		4,906,868,290	$ 6,384,434,270
Henan [Member]
Segment Reporting Information [Line Items]
Total revenue	140,228,789		310,052,480
Total cost of revenue	(101,767,210)		(204,360,388)
Gross profit	38,461,579		105,692,092
Operating income/(loss)	15,945,631		81,467,812
Total assets	3,582,988,491		1,455,874,656
Shandong [Member]
Segment Reporting Information [Line Items]
Total revenue	39,520,440		90,048,443
Total cost of revenue	(31,689,395)		(74,796,010)
Gross profit	7,831,045		15,252,433
Operating income/(loss)	3,351,264		11,917,385
Total assets	665,859,036		458,638,434
Jiangsu [Member]
Segment Reporting Information [Line Items]
Total revenue	146,090,415		83,735,642
Total cost of revenue	(100,163,514)		(85,664,472)
Gross profit	45,926,901		(1,928,830)
Operating income/(loss)	39,922,601		(7,201,671)
Total assets	1,148,788,934		603,555,687
Sichuan [Member]
Segment Reporting Information [Line Items]
Total revenue	37,438,234		27,328,499
Total cost of revenue	(41,569,598)		(25,417,147)
Gross profit	(4,131,364)		1,911,352
Operating income/(loss)	(5,318,747)		84,765
Total assets	382,544,788		237,504,997
Beijing [Member]
Segment Reporting Information [Line Items]
Total revenue	13,693,957		(358,452)
Total cost of revenue	(9,527,601)		171,568
Gross profit	4,166,356		(186,884)
Operating income/(loss)	(21,471,467)		(15,298,935)
Total assets	329,644,913		305,989,521
Hainan [Member]
Segment Reporting Information [Line Items]
Total revenue	49,280,065		64,349,469
Total cost of revenue	(17,780,943)		(43,922,474)
Gross profit	31,499,122		20,426,995
Operating income/(loss)	29,126,243		14,850,256
Total assets	123,813,809		129,322,390
Hunan [Member]
Segment Reporting Information [Line Items]
Total revenue	42,566,423		45,475,935
Total cost of revenue	(34,510,447)		(36,779,295)
Gross profit	8,055,976		8,696,640
Operating income/(loss)	1,009,546		6,342,476
Total assets	292,940,732		272,212,733
Shanghai [Member]
Segment Reporting Information [Line Items]
Total revenue	323,478		66,515
Total cost of revenue	(139,853)		(1,193,203)
Gross profit	183,625		(1,126,688)
Operating income/(loss)	42,958		(1,756,304)
Total assets	98,449,987		102,368,555
Tianjin [Member]
Segment Reporting Information [Line Items]
Total revenue	10,991,697		20,884,490
Total cost of revenue	(8,436,869)		(12,049,740)
Gross profit	2,554,828		8,834,750
Operating income/(loss)	1,458,861		5,528,244
Total assets	198,014,138		99,211,187
Shaanxi [Member]
Segment Reporting Information [Line Items]
Total revenue	8,627,461		25,017,000
Total cost of revenue	(7,639,844)		(18,934,711)
Gross profit	987,617		6,082,289
Operating income/(loss)	(1,520,594)		2,373,289
Total assets	426,812,252		458,639,745
Guangdong [Member]
Segment Reporting Information [Line Items]
Total revenue	0		0
Total cost of revenue	0		0
Gross profit	0		0
Operating income/(loss)	0		0
Total assets	126,175,849		88,928,527
United States [Member]
Segment Reporting Information [Line Items]
Total revenue	9,059,555		85,213,505
Total cost of revenue	(9,643,313)		(82,424,628)
Gross profit	(583,758)		2,788,877
Operating income/(loss)	(3,519,757)		(3,589,348)
Total assets	353,982,307		330,737,398
Others [Member]
Segment Reporting Information [Line Items]
Total revenue	32,108,589		17,064,802
Total cost of revenue	(18,977,519)		(13,018,729)
Gross profit	13,131,070		4,046,073
Operating income/(loss)	2,266,431		(7,627,598)
Total assets	$ 418,805,184		$ 363,884,460

[1]	Real estate management services income In light of ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, the Group reassessed its exposure to credit risk for the services that will be transferred to the customer, specifically, evaluating the customer’s ability and intention to pay the contract consideration when it is due. As a result of this evaluation, the Group will recognize revenue in the amount to which the Group has a right to invoice and corresponds directly with the value of performance completed. Upon adoption of ASC 606, the Group increased accounts receivable, accumulated other comprehensive income and retained earnings by US$2.6 million, US$0.1 million and US$1.9 million, respectively, as of January 1, 2018. As of June 30, 2018, ASC 606 increased accounts receivable, accumulated other comprehensive income, revenue and retained earnings by US$6.4 million, US$0.1 million US$4.0 million and US$5.9 million, respectively.
[2]	Real estate sales A significant portion of the Group’s revenue is derived from real estate sales of development properties in the PRC. Prior to the adoption of ASC 606, the Group recognizes revenue using the percentage-of-completion ("POC”) method on the sale of individual units when (i) construction is beyond a preliminary stage; and (ii) the buyer is committed to the extent of being unable to require a refund except for non-delivery of the unit; and (iii) sufficient units have already been sold to assure that the entire property will not revert to rental property; and (iv) sales prices are collectible; and (iv) aggregate sales proceeds and costs can be reasonably estimated. Under ASC 606, to recognize revenue over time similar to the POC method, contractual provisions need to provide the Group with an enforceable right to payment. Historically, the Group’s contracts did not include an enforceable right to payment. For all contracts executed starting from January 1, 2018, the Group modified certain terms to establish an enforceable right to payment for performance completed to date, including a reasonable profit. Under ASC 606, the Group recognizes revenue on an “over time” basis prospectively for these new contracts by using cost inputs to measure progress towards the completion of the performance obligation. Upon adoption of ASC 606, for those contracts that did not include enforceable right to payment terms, revenue is recognized at a point in time when title to the property is transferred to the buyer. Therefore, real estate properties development completed and real estate properties under development increased by US$35,1 million and US$1,176.1 million, respectively, accounts receivable decreased by US$91.1 million, other deposit and prepayment increased by US$24.5 million, other payables and accrued liabilities increased by US$0,8 million, customer deposits increased by US$1,602.0 million, income tax payable decreased by US$18.5 million, accumulated other comprehensive income decreased by US$10.9 million and retained earnings decreased by US$320.2 million as of January 1, 2018. As of June 30, 2018, ASC 606 increased real estate properties development completed and real estate properties under development by US$163.5 million and US$1,366.1 million, decreased accounts receivable by US$23.7 million, increased other deposits and prepayments by US$26.6 million, increased other payable and accrued liabilities by US$0.5 million, increased customer deposits by US$1,984.8 million, decreased income tax payable by US$15.9million, decreased accumulated other comprehensive income by US$7.0 million, decreased revenue by US$366.1 million, decreased cost of revenue by US$363.4 million and decreased retained earnings by US$322.9 million. For real estate sales of development properties in the U.S., under ASC 605 and 606, revenue was recognized at a point in time upon meeting relevant revenue recognition criteria, which is generally when title to the property is transferred to the buyer.